EMPLOYEE BENEFIT PLANS - Accumulated Benefit Obligations In Excess of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Projected benefit obligation	$ 274,467	$ 277,203
Accumulated benefit obligation	257,434	261,248
Fair value of plan assets	$ 149,246	$ 154,208